First Trust Horizon Managed Volatility Small Mid ETF Average Annual Total Returns		12 Months Ended	57 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	19.24%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	19.87%
First Trust Horizon Managed Volatility Small/Mid ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.34%	13.24%
Performance Inception Date	Apr. 06, 2020
First Trust Horizon Managed Volatility Small/Mid ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.68%	12.67%
First Trust Horizon Managed Volatility Small/Mid ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.89%	10.30%